S000004310 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	296 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.87%	13.78%	12.48%
S&P 500 (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
iShares Core S&P 500 ETF
Prospectus [Line Items]
Average Annual Return, Percent		24.98%	14.49%	13.06%
Performance Inception Date					May 15, 2000
iShares Core S&P 500 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		24.55%	14.06%	12.57%
iShares Core S&P 500 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.02%	11.56%	10.78%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.